Subsequent Events (Details) - Subsequent Event [Member]	Aug. 09, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Purchase price per share	$ 15.00
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Private placement shares issued (in Shares) | shares	12,425,000
Purchase price per share	$ 10.00